EMPLOYEE BENEFIT PLANS - Schedule of Assumptions Used to Determine Benefit Obligation (Details)	Oct. 28, 2018	Oct. 29, 2017
Defined Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.40%	3.64%
OPEB Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.20%	3.40%